Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	May 10, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt	$ 281,890	$ 265,000	$ 130,494
Current portion of long-term debt	(35,547)		(20,339)
Unamortized debt issuance costs	(3,913)		(1,812)
Total long-term debt	242,430		108,343
Term Loan
Debt Instrument [Line Items]
Total debt	266,250		95,000
Unamortized debt issuance costs	(3,900)		(1,800)
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	15,000		35,000
Other
Debt Instrument [Line Items]
Total debt	$ 640		$ 494